Long-Term Investments, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Long-Term Investments, Net [Abstract]
Schedule of Long-Term Investments

Long-term investments consisted of the following:

	As of
	Ownership interest	June 30, 2023	Ownership interest	December 31, 2022
Marketable equity securities
Investment C	0.00%*	$524	0.46%	$2,443,593

Non-marketable equity securities:
Investment A	8.37%	5,740,036	8.37%	5,717,678
Investment B	3.63%	511,003	3.63%	513,000
Investment D	4.49%	16,784,183	4.92%	16,030,943
Investment E	4.00%	520,523	4.00%	522,557
Investment F	4.00%	10,390,797	4.00%	11,805,589
Total		33,946,542		34,589,767
Net carrying value		$33,947,066		$37,033,360

*        Less than 0.001%

Long-term investments, net consisted of the following:
	As of December 31,
	Ownership interest	2022	Ownership interest	2021
Marketable equity securities:
Investment C	0.46%	$2,443,593	0.47%	$7,795,479

Non-marketable equity securities:
Investment A	8.37%	5,717,678	3.55%	5,790,115
Investment B	3.63%	513,000	3.30%	1,270,848
Investment D	4.92%	16,030,943	5.11%	17,912,302
Investment E	4.00%	522,557	4.00%	523,269
Investment F	4.00%	11,805,589	—	—
Total		34,589,767		25,496,534
Net carrying value		$37,033,360		$33,292,013

Schedule of Changes in Fair Value of Non-Marketable Equity Securities

The following table presents the changes in fair value of non-market equity securities which are measured using Level 3 inputs as of June 30, 2023 and December 31, 2022:

	As of
	June 30, 2023	December 31, 2022
Balance at beginning of period/year	$34,589,767	$25,496,534
Additions	—	16,228,690
Adjustments:
Downward adjustments	(1,427,904)	(6,898,549)
Upward adjustments	—	2,137,021
Foreign exchange adjustment	784,679	(2,373,929)
Balance at end of period/year	$33,946,542	$34,589,767
The following table presents the changes in fair value of non-marketable equity securities which are measured using Level 3 inputs at December 31, 2022 and 2021:
	As of December 31,
	2022	2021
Balance at beginning of year	$25,496,534	$39,416,469
Additions	16,228,690	3,427,791
Change from Level 3 to Level 1	—	(20,194,196)
Adjustments:
Upward adjustments	2,137,021	3,531,464
Downward adjustments	(6,898,549)	—
Foreign exchange adjustment	(2,373,929)	(684,994)
Balance at end of year	$34,589,767	$25,496,534

Schedule of Cumulative Unrealized Gains and Losses, Included In the Carrying Value

Cumulative unrealized gains and losses, included in the carrying value of the Company’s non-marketable equity securities:

	As of
	June 30, 2023	December 31, 2022
Downward adjustments (including impairment)	$(28,682,504)	$(27,254,600)
Upward adjustments	$6,209,357	$6,209,357
Cumulative unrealized gains and losses, included in the carrying value of the Company’s non-marketable equity securities:
	As of December 31,
	2022	2021
Downward adjustments (including impairment)	$(27,254,600)	$(20,356,051)
Upward adjustments	$6,209,357	$4,072,336

Schedule of Investment Income Is Recorded As Other Income

Investment income (loss) is recorded as other income (expense) and consisted of the following:

	For the three months ended June 30,
	2023	2022
Marketable equity securities:
Unrealized loss from the changes in fair value – Investment C	$(168)	$(5,683,988)
Realized gain from sale of Investment C	—	—

Non-marketable equity securities:
Unrealized loss (including impairment) – Investment F	(1,000,119)	—
Dividend income	558,719	—
Investment loss, net	$(441,568)	$(5,683,988)
	For the six months ended June 30,
	2023	2022
Marketable equity securities:
Unrealized gain (loss) from the changes in fair value – Investment C	$98	$(3,535,053)
Realized gain from sale of Investment C	1,541,736	—

Non-marketable equity securities:
Unrealized loss (including impairment) – Investment F	(1,427,771)	—
Dividend income	1,167,433	—
Investment income (loss), net	$1,281,496	$(3,535,053)
Investment income is recorded as other income in the Company’s consolidated statements of operations and consisted of the following:
	Years ended December 31,
	2022	2021
Marketable equity securities:
Unrealized loss from the changes in fair value – Investment C	$(5,330,652)	$(12,398,717)

Non-marketable equity securities:
Unrealized gains – Investment F	2,137,021	3,531,464
Unrealized losses (including impairment) – Investment A and B	(6,898,549)	—
Realized gains – Investee B	—	139,122,485
Dividend income	1,154,749	—
Investment (loss) income, net	$(8,937,431)	$130,255,232